Offerings - Offering: 1	Aug. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2054
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 491,870,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 72,600.01
Offering Note